Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	$ 15,635
Property and equipment, ending	13,233	$ 15,635
Depreciation	2,961	3,028	$ 7,346
Net book value	15,635	15,635
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	41,181	36,445
Reverse acquisition		4,567
Additions	976	777
Disposals	(429)	(608)
Transfers		0
Property and equipment, ending	41,728	41,181	36,445
Net book value	41,728	36,445	36,445
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, beginning	25,546	22,937
Disposals	(12)	(419)
Depreciation	2,961	3,028
Accumulated depreciation, ending	28,495	25,546	22,937
Plant
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	2,196
Property and equipment, ending	2,038	2,196
Net book value	2,038	2,196
Plant | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	15,326	12,945
Reverse acquisition		2,178
Additions	114	203
Disposals	0	0
Transfers		0
Property and equipment, ending	15,440	15,326	12,945
Net book value	15,440	15,326	12,945
Plant | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, beginning	13,130	12,648
Disposals	0	0
Depreciation	272	482
Accumulated depreciation, ending	13,402	13,130	12,648
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,778
Property and equipment, ending	1,617	1,778
Net book value	1,617	1,778
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,979	823
Reverse acquisition		1,156
Additions	0	0
Disposals	0	0
Transfers		0
Property and equipment, ending	1,979	1,979	823
Net book value	1,979	823	823
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, beginning	201	125
Disposals	0	0
Depreciation	161	76
Accumulated depreciation, ending	362	201	125
Vehicles and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	10,809
Property and equipment, ending	8,539	10,809
Net book value	8,539	10,809
Vehicles and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	23,024	22,004
Reverse acquisition		1,233
Additions	260	244
Disposals	(14)	(560)
Transfers		103
Property and equipment, ending	23,270	23,024	22,004
Net book value	23,270	22,004	22,004
Vehicles and equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, beginning	12,215	10,164
Disposals	(12)	(419)
Depreciation	2,528	2,470
Accumulated depreciation, ending	14,731	12,215	10,164
Improvements and Advances
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	852
Property and equipment, ending	1,039	852
Net book value	1,039	852
Improvements and Advances | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	852	673
Reverse acquisition		0
Additions	602	330
Disposals	(415)	(48)
Transfers		(103)
Property and equipment, ending	1,039	852	673
Net book value	1,039	673	673
Improvements and Advances | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, beginning	0	0
Disposals	0	0
Depreciation	0	0
Accumulated depreciation, ending	$ 0	$ 0	$ 0